EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

13.      EARNINGS (LOSS) PER SHARE

Basic and diluted net income (loss) attributable to the Company’s preferred and ordinary shareholders per share have been calculated for the years ended December 31, 2009, 2010 and 2011 as follows:

	2009	2010	2011
Numerator:
Net income (loss) allocated to ordinary shareholders—basic	$4,497,616	$2,499,326	$(33,223,661)
Net income allocated to preferred shareholders	$2,714,605	$1,931,283	$—
Net income (loss) available to Mecox Lane Limited shareholders—diluted	$7,212,221	$4,430,609	$(33,223,661)

Denominator:
Weighted average ordinary shares—basic	205,381,732	242,026,404	405,192,243
—weighted average preference shares	123,961,260	101,206,727	—
—dilutive effect of share options	2,950,308	53,640,033	—
Weighted average ordinary shares—diluted	332,293,300	396,873,164	405,192,243

Basic earnings (loss) per ordinary share	$0.02	$0.01	$(0.08)
Diluted earnings (loss) per ordinary share	$0.02	$0.01	$(0.08)

For the years ended December 31, 2009 and 2010, the Group had 32,700,000 and 1,000,000 share options, respectively, which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive.

For the year ended December 31, 2011, the Group had and 76,510,625 share options and 11,678,047 restricted shares which could potentially dilute basic earnings per share in the future, but were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive.